SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors [Member]
Related Party Transaction [Line Items]
Balances with related parties	$ 38	$ 48
Smartec R and D Ltd [Member]
Related Party Transaction [Line Items]
Balances with related parties	9	10
Related Party [Member]
Related Party Transaction [Line Items]
Balances with related parties	$ 47	58	39
Medigus Ltd [Member]
Related Party Transaction [Line Items]
Balances with related parties			$ 39